UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ x ]; Amendment Number:
This Amendment (Check only one): [x ] is a restatement.
                                 [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:                 Hester Capital Management, L.L.C.
Address:              1301 S. Mopac Expressway, Suite 350
                      Austin, Texas  78746

13F File Number:028-06796

The institutional investment manager filing this report and The person by whom it is signed hereby represents that the Person signing the report is authorized to submit it, that All information contained herein is true, correct and Complete, and that it is understood that all required items, Statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:                    Andrea T. Cox
Title:                   Executive Vice President
Phone:                   (512) 474-6657

Signature, Place and Date of Signing:

/s/ Andrea T. Cox          Austin, Texas     June 30, 2009

Report Type  (Check only one):

           [ x  ]      13F HOLDINGS REPORT

           [    ]       13F NOTICE

           [    ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

            None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

FORM 13F Information Table Entry Total:58

Form 13F Information Table Value Total:$600,029,000

List of Other Included Managers:None




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Accenture Ltd Bermuda Cl A     COM              G1150G111    18666   557870 SH       SOLE                   556920               950
Affiliated Managers Group      COM              008252108    11322   194574 SH       SOLE                   194324               250
Alcoa Inc.                     COM              013817101     4748   459602 SH       SOLE                   459002               600
Amdocs Ltd                     COM              G02602103    13264   618363 SH       SOLE                   617263              1100
Apache Corp.                   COM              037411105    11076   153510 SH       SOLE                   153410               100
Baker Hughes                   COM              057224107     9650   264812 SH       SOLE                   264437               375
Broadridge Financial Solutions COM              11133T103    16525   996678 SH       SOLE                   996178               500
CVS Corp.                      COM              126650100    21496   674502 SH       SOLE                   673902               600
Choice Hotels International, I COM              169905106    12869   483623 SH       SOLE                   483073               550
Cisco Sys Inc. Common          COM              17275R102    12035   645296 SH       SOLE                   644396               900
Coca-Cola                      COM              191216100    21443   446815 SH       SOLE                   446215               600
Conoco Phillips                COM              20825c104    10624   252601 SH       SOLE                   252251               350
Covidien PLC                   COM              g2554f105    20719   553395 SH       SOLE                   552620               775
Del Monte                      COM              24522p103    18834  2007941 SH       SOLE                  2004341              3600
Dentsply International Inc.    COM              249030107     9769   319563 SH       SOLE                   319013               550
EQT Corporation                COM              26884l109    10320   295612 SH       SOLE                   295287               325
Emerson Electric Company       COM              291011104     7781   240160 SH       SOLE                   240160
Exxon Mobil Corporation        COM              30231g102    17024   243508 SH       SOLE                   242908               600
Fidelity National Information  COM              31620m106    13102   656411 SH       SOLE                   655611               800
General Dynamics Corp Com      COM              369550108    10254   185125 SH       SOLE                   184825               300
General Electric Co.           COM              369604103     6621   564890 SH       SOLE                   563290              1600
Hanesbrands Inc.               COM              410345102    13318   887305 SH       SOLE                   885955              1350
Hewlett Packard Company        COM              428236103    14029   362972 SH       SOLE                   362433               539
Illinois Tool Works            COM              452308109     7853   210319 SH       SOLE                   210069               250
Intel Corp                     COM              458140100    11298   682646 SH       SOLE                   680546              2100
International Business Machine COM              459200101    12010   115020 SH       SOLE                   114745               275
International Flavors & Fragra COM              459506101    16495   504129 SH       SOLE                   503879               250
Intrepid Potash Inc.           COM              46121y102     5122   182409 SH       SOLE                   182409
Joy Global Inc                 COM              481165108    18379   514535 SH       SOLE                   514110               425
Kimberly-Clark Corporation     COM              494368103    19620   374220 SH       SOLE                   373870               350
Koninklijke Philips Electronic COM              500472303    12686   688698 SH       SOLE                   687798               900
MDU Resources Group, Inc.      COM              552690109    17165   904848 SH       SOLE                   903648              1200
Microsoft Corporation          COM              594918104    10869   457270 SH       SOLE                   456220              1050
Multimedia Games               COM              625453105       52    10500 SH       SOLE                    10500
News Corp Ltd Cl A Class A     COM              65248E104     9387  1030384 SH       SOLE                  1029384              1000
Nike Inc Cl B                  COM              654106103    14112   272538 SH       SOLE                   272163               375
Noble Energy Inc.              COM              655044105      209     3552 SH       SOLE                     3552
Petroleo Brasileiro            COM              71654v408    11513   280937 SH       SOLE                   280587               350
Quest Diagnostics Inc.         COM              74834L100    21479   380634 SH       SOLE                   380084               550
Republic Services Inc.         COM              760759100    13731   562532 SH       SOLE                   561632               900
SK Telecom Co. Ltd. ADR        COM              78440p108    11731   774338 SH       SOLE                   773388               950
SPDR Consumer Discretionary    COM              81369y407      237    10268 SH       SOLE                    10268
SPDR Energy                    COM              81369y506      216     4499 SH       SOLE                     4499
SPDR Financial                 COM              81369y605      124    10395 SH       SOLE                    10395
SPDR Industrial                COM              81369y704      307    13960 SH       SOLE                    13960
SPDR Technology                COM              81369y803      336    18447 SH       SOLE                    18447
Southside Bancshares, Inc.     COM              84470p109      245    10722 SH       SOLE                    10722
Standard & Poors Depositary Re COM              78462F103     1038    11285 SH       SOLE                    11285
Tetra Technologies Inc.        COM              88162F105     2241   281502 SH       SOLE                   280302              1200
Thermo Fisher Scientific Inc.  COM              883556102    15545   381295 SH       SOLE                   381295
Tyco Intl                      COM              H89128104    10602   408100 SH       SOLE                   407525               575
Viacom Inc.                    COM              92553P201    17977   791923 SH       SOLE                   791173               750
WESCO International, Inc.      COM              95082p105     9278   370510 SH       SOLE                   369860               650
Wash Real Estate Inv.          COM              939653101      224    10000 SH       SOLE                    10000
Wellpoint Inc.                 COM              94973v107    12953   254523 SH       SOLE                   254273               250
Western Union Corp             COM              959802109     8800   536589 SH       SOLE                   536114               475
Fidelity Emerging Markets Fund                  315910869      490 28584.6720SH      SOLE               28584.6720
Vanguard Index Trust Fund 500                   922908108      215 2536.2990SH       SOLE                2536.2990
REPORT SUMMARY                 58 DATA RECORDS              600029          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

